LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator
Net loss		¥ (300,765)	$ (43,606)	¥ (244,827)	¥ (107,216)
Deemed dividend	¥ (2,131,572)	(446,419)	(64,725)	(2,211,330)
Net loss attributable to ordinary shareholders		¥ (747,184)	$ (108,331)	¥ (2,456,157)	¥ (107,216)
Denominator
Weighted average number of ordinary shares outstanding, basic		115,534,593	115,534,593	104,987,478	89,895,471
Weighted average number of ordinary shares outstanding, diluted		115,534,593	115,534,593	104,987,478	89,895,471
Net loss per share, basic | (per share)		¥ (6.47)	$ (0.94)	¥ (23.39)	¥ (1.19)
Net loss per share, diluted | (per share)		¥ (6.47)	$ (0.94)	¥ (23.39)	¥ (1.19)